Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Nov. 30, 2019
Entity Registrant Name	dei_EntityRegistrantName	Ultimus Managers Trust
Entity Central Index Key	dei_EntityCentralIndexKey	0001545440
Amendment Flag	dei_AmendmentFlag	false
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Document Creation Date	dei_DocumentCreationDate	Mar. 27, 2020
Document Effective Date	dei_DocumentEffectiveDate	Mar. 29, 2020
Prospectus Date	rr_ProspectusDate	Mar. 29, 2020
Ryan Labs Core Bond Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Risk/Return Summary: Ryan Labs Core Bond Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Ryan Labs Core Bond Fund (the “Core Bond Fund”) seeks total return, consisting of current income and capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Core Bond Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	March 31, 2021
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Core Bond Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Core Bond Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Core Bond Fund’s performance. During the most recent fiscal year, the Core Bond Fund’s portfolio turnover rate was 39% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	39.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Core Bond Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Core Bond Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that the operating expenses of the Core Bond Fund remain the same and the contractual agreement to limit expenses remains in effect only until March 31, 2021. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Core Bond Fund invests at least 80% of its assets (including the amount of any borrowings for investment purposes) in U.S. dollar-denominated investment-grade debt securities. The Core Bond Fund defines debt securities as debt securities issued by the U.S. Government and its agencies and instrumentalities; U.S dollar-denominated debt securities of foreign governments, including their agencies and instrumentalities, and foreign companies; debt securities issued by U.S. companies and other entities (such as the World Bank and the European Bank for Reconstruction and Development); asset-backed securities (including mortgage-backed securities); and derivatives and exchange traded funds (“ETFs”) that provide exposure to debt securities. “Investment grade” securities are securities that are rated at least Baa3 by Moody’s Investor Service, Inc. (“Moody’s”), BBB- by S&P Global Ratings (“S&P”) or Fitch Ratings, Inc. (“Fitch”) or, if not rated, of equivalent quality in the Adviser’s opinion and may be any maturity or yield. Descriptions of the quality ratings of Moody’s, S&P, and Fitch are included as Appendix D to the Core Bond Fund’s Statement of Additional Information (“SAI”). Debt securities are also known as fixed income securities.

In identifying investment opportunities and constructing the Core Bond Fund’s portfolio, the Adviser relies primarily on sector rotation (focusing investments on one or more sectors of the Bloomberg Barclays U.S. Aggregate Bond Index and making periodic changes to those sector investments as appropriate), issuer selection and yield-curve positioning (making investments that allow the Core Bond Fund to benefit from relative investing opportunities along the yield curve). The Adviser evaluates a security based on its potential to generate income and/or capital appreciation, the creditworthiness of the issuer and features of the security such as its interest rate, yield, maturity, call features, and value relative to other securities. The Adviser also considers local, national and global economic and market conditions, interest rate movements and other relevant factors in allocating the Core Bond Fund’s assets among issuers, industry sectors and maturities.

The Core Bond Fund will target an average portfolio duration that approximates the portfolio duration of the securities comprising the Bloomberg Barclays U.S. Aggregate Bond Index, as calculated from time to time by the Adviser, which as of December 31, 2019 was 5.8 years. Duration is a measure used to determine the sensitivity of a security’s price to changes in interest rates. The longer a security’s duration, the more sensitive it will be to changes in interest rates.

The Core Bond Fund’s investment in mortgage-backed and other asset-backed securities may include mortgage-backed securities issued or guaranteed by the Government National Mortgage Association (“GNMA” or “Ginnie Mae”), the Federal National Mortgage Association (“FNMA” or “Fannie Mae”) or the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”) or issued or guaranteed by other issuers, including private companies. The Core Bond Fund may also invest in commercial mortgage-backed securities. Mortgage-backed securities represent interests in, or are backed by, pools of mortgages from which payment of interest and principal (net of fees paid to the issuer or guarantor of the securities) are distributed to the holders of the mortgage-backed securities. Other types of asset-backed securities typically represent interests in, or are backed by, pools of receivables such as credit, automobile, student and home equity loans. Mortgage and other asset-backed securities can have a fixed or adjustable rate.

The Core Bond Fund will generally use derivatives to provide exposure to the debt securities discussed above in order to hedge certain market or interest rate risks, to provide a substitute for purchasing or selling particular securities or for speculative purposes to increase potential returns. The Core Bond Fund may purchase derivatives on established exchanges or through privately negotiated transactions referred to as over-the-counter (“OTC”) derivatives. These derivatives may include futures (including interest rate futures), swaps (including interest rate, credit default and total return swaps), and options.

In addition to directly investing in debt securities, the Core Bond Fund may indirectly invest in debt securities through investments in securities issued by other investment companies, including ETFs, that invest primarily in debt securities.

The Core Bond Fund may purchase securities issued by any size company or government entity. The Core Bond Fund may purchase securities of any maturity, duration or yield. The Core Bond Fund may invest in private placements and floating rate debt securities which have interest rates that adjust or “float” periodically. The Core Bond Fund may purchase securities on a when-issued, delayed delivery, or forward commitment basis.

The Core Bond Fund will generally sell a security if the Adviser believes that the security is overvalued relative to other securities available for purchase, there is a deterioration in the issuer’s financial circumstances or credit rating, or that other investments are more attractive, or for other reasons.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any mutual fund investment, there is a risk that you could lose money by investing in the Core Bond Fund. The success of the Core Bond Fund’s investment strategy depends largely upon the Adviser’s skill in selecting securities for purchase and sale by the Core Bond Fund and there is no assurance that the Core Bond Fund will achieve its investment objective. Because of the types of securities in which the Core Bond Fund invests and the investment techniques the Adviser uses, the Core Bond Fund is designed for investors who are investing for the long term. The Core Bond Fund will be subject to the following principal risks:

Active Management Risk. Due to the active management of the Core Bond Fund by the Adviser, the Core Bond Fund could underperform its benchmark index and/or other funds with similar investment objectives and strategies.

Counterparty Risk. Counterparty risk is the risk that a counterparty to a derivative or other financial instrument held by the Core Bond Fund or by a special purpose or structured vehicle invested in by the Core Bond Fund may become insolvent or otherwise fail to perform its obligations. As a result, the Core Bond Fund may obtain no or limited recovery of its investment, and any recovery may be significantly delayed.

Credit Risk. Credit risk is the risk that the issuer or guarantor of a debt security (including corporate, government and mortgage-backed securities), or the counter-party to a derivative contract, will default or otherwise become unable or unwilling, or is perceived to be unable or unwilling, to honor its financial obligations, including as a result of bankruptcy. If the issuer fails to pay interest, the Core Bond Fund’s income will be reduced. If the issuer fails to repay principal, the value of that debt security and of the Core Bond Fund’s shares may be reduced. To the extent the Core Bond Fund invests in lower rated fixed income securities, the Core Bond Fund will be subject to a higher level of credit risk than a fund that invests only in the highest rated fixed income securities.

Corporate Debt Securities Risk. The Core Bond Fund’s debt securities investments may include corporate debt securities. Corporate debt obligations purchased by the Core Bond Fund will principally be “investment grade” securities (those rated at least Baa3 by Moody’s, BBB- by S&P or Fitch or, if not rated, of equivalent quality in the Adviser’s opinion) and may be any maturity or yield. The Core Bond Fund’s fixed income securities investments are subject to risks of non-payment of interest and principal, the risk that bond demand in the marketplace will decrease periodically, and the risk that ratings of the various credit services (and the Adviser’s independent assessments of the securities creditworthiness) are or may become inaccurate.

Derivatives Risk. Losses from derivative instruments may be substantial because a relatively small movement in the price of an underlying security, instrument, commodity or index may result in a substantial loss for the Core Bond Fund. In addition to the potential for increased losses, the use of derivative instruments may lead to increased volatility of the Core Bond Fund. Derivative investments will typically increase the Core Bond Fund’s exposure to principal risks to which the Core Bond Fund is otherwise exposed, and may expose the Core Bond Fund to additional risks, including correlation risk, counterparty risk, hedging risk, leverage risk and/or liquidity risk.

Derivatives/Futures Contracts Risk. The loss that may be incurred in futures contracts may exceed the amount of the premium paid and may be potentially unlimited. Futures markets are highly volatile and the use of futures may increase the volatility of the Core Bond Fund’s net asset value (“NAV”). Additionally, as a result of the low collateral deposits normally involved in futures trading, a relatively small price movement in a futures contract may result in substantial losses to the Core Bond Fund. Futures contracts may be illiquid. Furthermore, exchanges may limit fluctuations in futures contract prices during a trading session by imposing a maximum permissible price movement on each futures contract. The Core Bond Fund may be disadvantaged if it is prohibited from executing a trade outside the daily permissible price movement on each futures contract. Futures transactions involve additional risks, including counterparty risk, hedging risk and pricing risk.

Derivatives/Options Risk. Options trading is a highly specialized activity that involves unique investment techniques and risks. The value of options can be highly volatile, and their use can result in loss if the Adviser is incorrect in its expectation of price fluctuations. Such options may also be illiquid, and in such cases, the Core Bond Fund may have difficulty closing out its position.

Derivatives/Swap Agreement Risk. Swap agreements can be either bilateral agreements traded OTC or exchange-traded agreements. The Core Bond Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a counterparty. Swap agreements may be considered to be illiquid and increase the Core Bond Fund’s exposure to the credit risk of each counterparty.

Foreign Securities Risk. Investments in foreign securities involve risks that may be different from those of U.S. securities. Foreign securities may not be subject to uniform audit, financial reporting, or disclosure standards, practices, or requirements comparable to those found in the United States. Foreign securities are also subject to the risk of adverse changes in investment or exchange control regulations or currency exchange rates, expropriation or confiscatory taxation, limitations on the removal of funds or other assets, political or social instability and nationalization of companies or industries, and the imposition of economic and other sanctions against a particular foreign country, its nationals or industries or businesses within the country. In addition, the dividend and interest payable on certain of the Core Bond Fund’s foreign securities may be subject to foreign withholding taxes. Foreign securities also involve currency risk, which is the risk that the value of a foreign security will decrease due to changes in the relative value of the U.S. dollar and the security’s underlying foreign currency.

Foreign Government Debt Obligations. Investments in sovereign debt obligations involve special risks which are not present in corporate debt obligations. The foreign issuer of the sovereign debt or the foreign governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due, and the Core Bond Fund may have limited recourse in the event of a default. During periods of economic uncertainty, the market prices of sovereign debt, and the NAV of the Core Bond Fund, to the extent it invests in such securities, may be more volatile than prices of U.S. debt issuers. In the past, certain foreign countries have encountered difficulties in servicing their debt obligations, withheld payments of principal and interest and declared moratoria on the payment of principal and interest on their sovereign debt.

A sovereign debtor’s willingness or ability to repay principal and pay interest in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign currency reserves, the availability of sufficient foreign exchange, the relative size of the debt service burden, the sovereign debtor’s policy toward principal international lenders and local political constraints. Sovereign debtors may also be dependent on expected disbursements from foreign governments, multilateral agencies and other entities to reduce principal and interest arrearages on their debt. The commitment on the part of these governments, agencies and others to make such disbursements may be conditioned on the implementation of economic reforms and/or economic performance and the timely service of such debtor’s obligations. Failure to implement such reforms, achieve such levels of economic performance or repay principal or interest when due may result in the cancellation of such third parties’ commitments to lend funds to the governmental entity, which may further impair such debtor’s ability or willingness to timely service its debts. Consequently, governmental entities may default on their sovereign debt.

Holders of sovereign debt may be requested to participate in the rescheduling of such debt and to extend further loans to governmental entities. In the event of a default by a governmental entity, there may be few or no effective legal remedies for collecting on such debt.

Industry/Sector Risk. Industry/sector risk is the possibility that securities within the same group of industries or sectors will decline in price due to sector-specific market or economic developments. If the Core Bond Fund invests more heavily in a particular industry or sector, the value of its shares may be especially sensitive to factors and economic conditions or risks that specifically affect that industry or sector and may cause the Core Bond Fund’s share price to fluctuate more widely than the value of the shares of a mutual fund that invests in a broader range of industries or sectors.

Income Risk. A primary source of the Core Bond Fund’s current income will likely come from the receipt of interest payments from debt securities. An economic downturn or an increase in interest rates may have a negative or adverse effect on an issuer’s ability to timely make payments of principal and interest. If the issuer fails to make timely interest or principal payments, then the Core Bond Fund’s current income will be adversely affected and reduced.

Interest Rate Risk. Interest rate risk is the risk of losses attributable to changes in interest rates. The price of a fixed income security is dependent upon interest rates. The share price and total return of the Core Bond Fund will vary in response to changes in interest rates. A rise in interest rates will generally cause the value of debt securities to decrease. The Core Bond Fund may be subject to greater risk of rising interest rates due to the current period of historically low interest rates and potential future changes in government monetary policy effecting the level of interest rates. Interest rate changes may have different effects on the values of mortgage-related securities because of prepayment and extension risks.

Issuer Risk. Issuer risk is the risk that an issuer in which the Core Bond Fund invests or to which it has exposure may perform poorly, and the value of its securities may therefore decline, which would negatively affect the Core Bond Fund’s performance.

Liquidity Risk. Liquidity risk is the risk that the Core Bond Fund may not be able to sell a particular investment or close out a derivatives contract at an advantageous time or price. For example, if a fixed income security is downgraded or drops in price, the market demand may be limited, making that security difficult to sell. Also, the market for many derivatives is, or suddenly can become, illiquid, making it difficult for the Core Bond Fund to sell such positions. Additionally, the market for certain securities may become illiquid under adverse market or economic conditions. Changes in liquidity may result in significant, rapid, and unpredictable changes in the prices for derivatives and other types of investments.

Market Risk. Market risk is the risk that the value of the securities in the Core Bond Fund’s portfolio may decline due to daily fluctuations in the securities markets that are generally beyond the Adviser’s control, including fluctuation in interest rates, the quality of the Core Bond Fund’s investments, economic conditions and general bond market conditions. Also, turbulence in financial markets, and reduced liquidity in equity, credit and fixed income markets may negatively affect many issuers domestically and/or worldwide, which could have an adverse impact on the Core Bond Fund. During periods of market volatility, security prices (including securities held by the Core Bond Fund) could change drastically and rapidity and therefore adversely affect the Core Bond Fund.

Maturity Risk. Maturity risk is another factor that can affect the value of the Core Bond Fund’s debt security holdings. In general, but not in all cases, the longer the maturity of a debt security, the higher its yield and the greater its price sensitivity to changes in interest rates. Conversely, the shorter the maturity, the lower the yield but the greater the price stability. The Core Bond Fund will be subject to greater maturity risk to the extent it is invested in debt securities with longer maturities.

Mortgage and Other Asset-Backed Securities Risk. Mortgage and other-asset backed securities are subject to credit risk, interest rate risk, prepayment and extension risk. The value of any mortgage-backed and other asset-backed securities held by the Core Bond Fund may be affected by, among other things, changes or perceived changes in: interest rates, factors concerning the interests in and structure of the issuer or originator of the mortgages or other assets; the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements; or the market’s assessment of the quality of underlying assets. Payment of principal and interest on some mortgage-backed securities (but not the value of the securities themselves) may be guaranteed by the full faith and credit of a particular U.S. Government agency, authority, enterprise or instrumentality, and some, but not all, are also insured or guaranteed by the U.S. Government. Mortgage-backed securities issued by non-governmental issuers (such as commercial banks, savings and loan institutions, private mortgage-insurance companies, mortgage bankers and other secondary market issuers) may entail greater risk than obligations guaranteed by the U.S. Government. Mortgage and other asset-backed securities are subject to prepayment risk, which is the possibility that the underlying mortgage or other asset may be refinanced or prepaid prior to maturity during periods of declining or low interest rates, causing the Core Bond Fund to have to reinvest the money received in securities that have lower yields. Rising or high interest rates tend to extend the duration of mortgage- and other asset-backed securities, making their prices more volatile and more sensitive to changes in interest rates.

Portfolio Turnover Risk. As a result of its trading strategy, the Core Bond Fund may sell portfolio securities without regard to the length of time they have been held and will likely have a higher portfolio turnover rate than other mutual funds. Since portfolio turnover may involve paying brokerage commissions and other transaction costs, higher turnover generally results in additional expenses. High rates of portfolio turnover may lower the performance of the Core Bond Fund due to these increased costs and may also result in the realization of net short-term capital gains. If the Core Bond Fund realizes capital gains when portfolio investments are sold, the Core Bond Fund must generally distribute those gains to shareholders, increasing the Core Bond Fund’s taxable distributions. High rates of portfolio turnover in a given year would likely result in short-term capital gains that are taxed to shareholders at ordinary income tax rates. As a result of its trading strategies, the Core Bond Fund expects to engage in frequent portfolio transactions that will likely result in higher portfolio turnover than other mutual funds.

Prepayment and Extension Risk. Prepayment risk is the risk that a loan, bond or other debt security or investment might be called or otherwise converted, prepaid or redeemed before maturity and the Core Bond Fund may not be able to invest the proceeds in other investments providing as high a level of income, thereby resulting in a reduced yield to the Core Bond Fund. Extension risk is the risk that an investment might not be called as expected. If the Core Bond Fund’s investments are locked in at a lower interest rate for a longer period of time, the Adviser may be unable to capitalize on securities with higher interest rates or wider spreads.

Redemption Risk. Redemption risk is the risk that the Core Bond Fund could experience a loss if it needs to sell portfolio securities to meet redemption requests in volatile market conditions or from large shareholders.

Rule 144A Securities Risk. The Core Bond Fund may invest in privately placed “Rule 144A” securities that may be determined to be liquid in accordance with procedures adopted by the Board. However, an insufficient number of qualified institutional buyers interested in purchasing Rule 144A securities at a particular time could adversely affect the marketability of the securities and the Core Bond Fund might be unable to dispose of the securities promptly or at reasonable prices.

Small- and Mid-Capitalization Risk. Investments in small-capitalization and mid-capitalization companies often involve higher risks than large-capitalization companies because these companies may lack the management experience, financial resources, product diversification and competitive strengths of larger companies. Small-capitalization and mid-capitalization companies also may not be widely followed by investors, which can lower the demand for their securities.

U.S. Government Obligations Risk. Securities issued by the U.S. Government or its agencies are subject to risks related to the creditworthiness of the U.S. Government. In addition, such securities may be not be backed by the “full faith and credit” of the U.S. Government, but rather by a right to borrow from the U.S. Government or the creditworthiness of the issuer itself. The value of any such securities may fluctuate with changes in credit ratings and market perceptions of the U.S. Government and the issuers of the securities, as well as interest rates and other risks applicable to fixed income securities generally.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund investment, there is a risk that you could lose money by investing in the Core Bond Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE SUMMARY
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table shown below provide some indication of the risks of investing in the Core Bond Fund by showing changes in the Core Bond Fund’s performance from year to year and by showing how the Core Bond Fund’s average annual total returns for one year, five years, and since inception compared with those of a broad-based securities market index. How the Core Bond Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Core Bond Fund will perform in the future. Updated performance information, current through the most recent month end, is available by calling 1-866-561-3087 or by visiting www.ryanlabsfunds.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table shown below provide some indication of the risks of investing in the Core Bond Fund by showing changes in the Core Bond Fund's performance from year to year and by showing how the Core Bond Fund's average annual total returns for one year, five years, and since inception compared with those of a broad-based securities market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-866-561-3087
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.ryanlabsfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	How the Core Bond Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Core Bond Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Returns*
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

*The Core Bond Fund’s year-to-date return through December 31, 2019 was 9.60%.

Quarterly Returns During This Time Period

Highest:	3.40% (quarter ended March 31, 2019)
Lowest:	(2.88%) (quarter ended December 31, 2016)

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for Periods Ended December 31, 2019
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as a 401(k) plan or an individual retirement account (IRA).
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss on the sale of Fund shares.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as a 401(k) plan or an individual retirement account (IRA). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss on the sale of Fund shares.

Ryan Labs Core Bond Fund | Ryan Labs Core Bond Fund Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	RLCBX
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Contingent Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFee	none
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	0.40%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.36%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.76%
Less Management Fee Reductions and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.36%)	[1]
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.40%	[1]
One Year	rr_ExpenseExampleYear01	$ 41
Three Years	rr_ExpenseExampleYear03	207
Five Years	rr_ExpenseExampleYear05	387
Ten Years	rr_ExpenseExampleYear10	$ 909
Annual Return 2015	rr_AnnualReturn2015	0.07%
Annual Return 2016	rr_AnnualReturn2016	3.37%
Annual Return 2017	rr_AnnualReturn2017	4.25%
Annual Return 2018	rr_AnnualReturn2018	(0.29%)
Annual Return 2019	rr_AnnualReturn2019	9.60%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Dec. 31, 2019
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	9.60%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2019
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	3.40%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2016
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(2.88%)
1 Year	rr_AverageAnnualReturnYear01	9.60%
5 Years	rr_AverageAnnualReturnYear05	3.34%
Since Inception	rr_AverageAnnualReturnSinceInception	3.38%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 29, 2014
Ryan Labs Core Bond Fund | After Taxes on Distributions | Ryan Labs Core Bond Fund Shares
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	8.23%
5 Years	rr_AverageAnnualReturnYear05	2.04%
Since Inception	rr_AverageAnnualReturnSinceInception	2.08%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 29, 2014
Ryan Labs Core Bond Fund | After Taxes on Distributions and Sales | Ryan Labs Core Bond Fund Shares
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	5.66%
5 Years	rr_AverageAnnualReturnYear05	1.96%
Since Inception	rr_AverageAnnualReturnSinceInception	1.99%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 29, 2014
Ryan Labs Core Bond Fund | Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	8.72%
5 Years	rr_AverageAnnualReturnYear05	3.05%
Since Inception	rr_AverageAnnualReturnSinceInception	3.08%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 29, 2014
Ryan Labs Long Credit Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Risk/Return Summary: Ryan Labs Long Credit Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Ryan Labs Long Credit Fund (the “Long Credit Fund”) seeks total return, consisting of current income and capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Long Credit Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	March 31, 2021
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Long Credit Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Long Credit Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Long Credit Fund’s performance. During the most recent fiscal year, the Long Credit Fund’s portfolio turnover rate was 179% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	179.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Long Credit Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Long Credit Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year that the operating expenses of the Long Credit Fund remain the same and the contractual agreement to limit expenses remains in effect only until March 31, 2021. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Long Credit Fund invests at least 80% of its assets (including the amount of any borrowings for investment purposes) in U.S. dollar-denominated investment-grade debt securities. The Long Credit Fund defines debt securities as: debt securities issued by the U.S. Government and its agencies and instrumentalities; U.S. dollar-denominated debt securities of foreign governments, including their agencies and instrumentalities, and foreign companies; debt securities issued by U.S. companies and other entities (such as the World Bank and the European Bank for Reconstruction and Development); and derivatives and exchange traded funds (“ETFs”) that provide exposure to debt securities. “Investment grade” securities are securities that are rated at least Baa3 by Moody’s Investor Service, Inc. (“Moody’s”), BBB- by S&P’s Global Ratings (“S&P”) or Fitch Ratings, Inc. (“Fitch”) or, if not rated, of equivalent quality in the Adviser’s opinion and may be any maturity or yield. Descriptions of the quality ratings of Moody’s, S&P, and Fitch are included as Appendix D to the Long Credit Fund’s Statement of Additional Information (“SAI”). Debt securities are also known as fixed-income securities.

In identifying investment opportunities and constructing the Long Credit Fund’s portfolio, the Adviser relies primarily on sector rotation (identifying investments in one or more sectors of the Bloomberg Barclays U.S. Long Credit Index and making periodic changes to those sector investments as appropriate), issuer selection and yield-curve positioning (making investments that allow the Long Credit Fund to benefit from relative investing opportunities along the yield curve). The Adviser evaluates a security based on its potential to generate income and/or capital appreciation, the creditworthiness of the issuer and features of the security such as its interest rate, yield, maturity, call features, and value relative to other securities. The Adviser also considers local, national and global economic and market conditions, interest rate movements and other relevant factors in allocating the Long Credit Fund’s assets among issuers, industry sectors and maturities.

The Long Credit Fund will target an average portfolio duration that approximates the portfolio duration of the securities comprising the Bloomberg Barclays U.S. Long Credit Index, as calculated from time to time by the Adviser, which as of December 31, 2019 was 5.8 years. Duration is a measure used to determine the sensitivity of a security’s price to changes in interest rates. The longer a security’s duration, the more sensitive it will be to changes in interest rates.

The Long Credit Fund will generally use derivatives to provide exposure to the debt securities discussed above in order to hedge certain market or interest rate risks, to provide a substitute for purchasing or selling particular securities or for speculative purposes to increase potential returns. The Long Credit Fund may purchase derivatives on established exchanges or through privately negotiated transactions referred to as over-the-counter (“OTC”) derivatives. These derivatives may include futures (including interest rate futures), swaps (including interest rate, credit default and total return swaps) and options.

In addition to directly investing in debt securities, the Long Credit Fund may indirectly invest in debt securities through investments in securities issued by ETFs that invest primarily in debt securities.

The Long Credit Fund may purchase securities issued by any size company or government entity. The Long Credit Fund may purchase securities of any maturity, duration or yield. The Long Credit Fund may invest in private placements and floating rate debt securities which have interest rates that adjust or “float” periodically. The Long Credit Fund may purchase securities on a when-issued, delayed delivery or forward commitment basis.

The Long Credit Fund will generally sell a security if the Adviser believes that the security is overvalued relative to other securities available for purchase, there is a deterioration in the issuer’s financial circumstances or credit rating or that other investments are more attractive, or for other reasons.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any mutual fund investment, there is a risk that you could lose money by investing in the Long Credit Fund. The success of the Long Credit Fund’s investment strategy depends largely upon the Adviser’s skill in selecting securities for purchase and sale by the Long Credit Fund and there is no assurance that the Long Credit Fund will achieve its investment objective. Because of the types of securities in which the Long Credit Fund invests and the investment techniques the Adviser uses, the Long Credit Fund is designed for investors who are investing for the long term. The Long Credit Fund will be subject to the following principal risks:

Active Management Risk. Due to the active management of the Long Credit Fund by the Adviser, the Long Credit Fund could underperform its benchmark index and/or other funds with similar investment objectives and strategies.

Counterparty Risk. Counterparty risk is the risk that a counterparty to a derivative or other financial instrument held by the Long Credit Fund or by a special purpose or structured vehicle invested in by the Long Credit Fund may become insolvent or otherwise fail to perform its obligations. As a result, the Long Credit Fund may obtain no or limited recovery of its investment, and any recovery may be significantly delayed.

Credit Risk. Credit risk is the risk that the issuer or guarantor of a debt security (including corporate, government and mortgage-backed securities), or the counter-party to a derivative contract, will default or otherwise become unable or unwilling, or is perceived to be unable or unwilling, to honor its financial obligations, including as a result of bankruptcy. If the issuer fails to pay interest, the Long Credit Fund’s income will be reduced. If the issuer fails to repay principal, the value of that debt security and of the Long Credit Fund’s shares may be reduced. To the extent the Long Credit Fund invests in lower rated fixed income securities, the Long Credit Fund will be subject to a higher level of credit risk than a fund that invests only in the highest rated fixed income securities.

Corporate Debt Securities Risk. The Long Credit Fund’s debt securities investments may include corporate debt securities. Corporate debt obligations purchased by the Long Credit Fund will principally be “investment grade” securities (those rated at least Baa3 by Moody’s, BBB- by S&P or Fitch or, if not rated, of equivalent quality in the Adviser’s opinion) and may be any maturity or yield. The Long Credit Fund’s fixed income securities investments are subject to risks of non-payment of interest and principal, the risk that bond demand in the marketplace will decrease periodically, and the risk that ratings of the various credit services (and the Adviser’s independent assessments of the securities creditworthiness) are or may become inaccurate.

Derivatives Risk. Losses from derivative instruments may be substantial because a relatively small movement in the price of an underlying security, instrument, commodity or index may result in a substantial loss for the Long Credit Fund. In addition to the potential for increased losses, the use of derivative instruments may lead to increased volatility of the Long Credit Fund. Derivative investments will typically increase the Long Credit Fund’s exposure to principal risks to which the Long Credit Fund is otherwise exposed, and may expose the Long Credit Fund to additional risks, including correlation risk, counterparty risk, hedging risk, leverage risk and/or liquidity risk.

Derivatives/Futures Contracts Risk. The loss that may be incurred in futures contracts may exceed the amount of the premium paid and may be potentially unlimited. Futures markets are highly volatile and the use of futures may increase the volatility of the Long Credit Fund’s net asset value (“NAV”). Additionally, as a result of the low collateral deposits normally involved in futures trading, a relatively small price movement in a futures contract may result in substantial losses to the Long Credit Fund. Futures contracts may be illiquid. Furthermore, exchanges may limit fluctuations in futures contract prices during a trading session by imposing a maximum permissible price movement on each futures contract. The Long Credit Fund may be disadvantaged if it is prohibited from executing a trade outside the daily permissible price movement on each futures contract. Futures transactions involve additional risks, including counterparty risk, hedging risk and pricing risk.

Derivatives/Options Risk. Options trading is a highly specialized activity that involves unique investment techniques and risks. The value of options can be highly volatile, and their use can result in loss if the Adviser is incorrect in its expectation of price fluctuations. Such options may also be illiquid, and in such cases, the Long Credit Fund may have difficulty closing out its position.

Derivatives/Swap Agreement Risk. Swap agreements can be either bilateral agreements traded OTC or exchange-traded agreements. The Long Credit Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a counterparty. Swap agreements may be considered to be illiquid and increase the Long Credit Fund’s exposure to the credit risk of each counterparty.

Foreign Securities Risk. Investments in foreign securities involve risks that may be different from those of U.S. securities. Foreign securities may not be subject to uniform audit, financial reporting, or disclosure standards, practices, or requirements comparable to those found in the United States. Foreign securities are also subject to the risk of adverse changes in investment or exchange control regulations or currency exchange rates, expropriation or confiscatory taxation, limitations on the removal of funds or other assets, political or social instability and nationalization of companies or industries, and the imposition of economic and other sanctions against a particular foreign country, its nationals or industries or businesses within the country. In addition, the dividend and interest payable on certain of the Long Credit Fund’s foreign securities may be subject to foreign withholding taxes. Foreign securities also involve currency risk, which is the risk that the value of a foreign security will decrease due to changes in the relative value of the U.S. dollar and the security’s underlying foreign currency.

Foreign Government Debt Obligations. Investments in sovereign debt obligations involve special risks which are not present in corporate debt obligations. The foreign issuer of the sovereign debt or the foreign governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due, and the Long Credit Fund may have limited recourse in the event of a default. During periods of economic uncertainty, the market prices of sovereign debt, and the NAV of the Long Credit Fund, to the extent it invests in such securities, may be more volatile than prices of U.S. debt issuers. In the past, certain foreign countries have encountered difficulties in servicing their debt obligations, withheld payments of principal and interest and declared moratoria on the payment of principal and interest on their sovereign debt.

A sovereign debtor’s willingness or ability to repay principal and pay interest in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign currency reserves, the availability of sufficient foreign exchange, the relative size of the debt service burden, the sovereign debtor’s policy toward principal international lenders and local political constraints. Sovereign debtors may also be dependent on expected disbursements from foreign governments, multilateral agencies and other entities to reduce principal and interest arrearages on their debt. The commitment on the part of these governments, agencies and others to make such disbursements may be conditioned on the implementation of economic reforms and/or economic performance and the timely service of such debtor’s obligations. Failure to implement such reforms, achieve such levels of economic performance or repay principal or interest when due may result in the cancellation of such third parties’ commitments to lend funds to the governmental entity, which may further impair such debtor’s ability or willingness to timely service its debts. Consequently, governmental entities may default on their sovereign debt.

Holders of sovereign debt may be requested to participate in the rescheduling of such debt and to extend further loans to governmental entities. In the event of a default by a governmental entity, there may be few or no effective legal remedies for collecting on such debt.

Industry/Sector Risk. Industry/sector risk is the possibility that securities within the same group of industries or sectors will decline in price due to sector-specific market or economic developments. If the Long Credit Fund invests more heavily in a particular industry or sector, the value of its shares may be sensitive to factors and economic conditions or risks that specifically affect that industry or sector and may cause the Long Credit Fund’s share price to fluctuate more widely than the value of shares of a mutual fund that invests in a broader range of industries or sectors.

Income Risk. A primary source of the Long Credit Fund’s current income will likely come from the receipt of interest payments from debt securities. An economic downturn or an increase in interest rates may have a negative or adverse effect on an issuer’s ability to timely make payments of principal and interest. If the issuer fails to make timely interest or principal payments, then the Long Credit Fund’s current income will be adversely affected and reduced.

Interest Rate Risk. Interest rate risk is the risk of losses attributable to changes in interest rates. The price of a fixed income security is dependent upon interest rates. The share price and total return of the Long Credit Fund will vary in response to changes in interest rates. A rise in interest rates will generally cause the value of debt securities to decrease. Fixed income securities with longer maturities are generally more sensitive to interest rates than fixed income securities with shorter maturities. Consequently, the Long Credit Fund may be more sensitive to changes in interest rates to the extent the Long Credit Fund’s portfolio includes significant amounts of fixed income securities with longer maturities. The Long Credit Fund may also be subject to greater risk of rising interest rates due to the current period of historically low interest rates, and potential future changes in government monetary policy effecting the level of interest rates.

Issuer Risk. Issuer risk is the risk that an issuer in which the Long Credit Fund invests or to which it has exposure may perform poorly, and the value of its securities may therefore decline, which would negatively affect the Long Credit Fund’s performance.

Liquidity Risk. Liquidity risk is the risk that the Long Credit Fund may not be able to sell a particular investment or close out a derivatives contract at an advantageous time or price. For example, if a fixed income security is downgraded or drops in price, the market demand may be limited, making that security difficult to sell. Also, the market for many derivatives is, or suddenly can become, illiquid, making it difficult for the Long Credit Fund to sell such positions. Additionally, the market for certain securities may become illiquid under adverse market or economic conditions. Changes in liquidity may result in significant, rapid, unpredictable changes in the prices for derivatives and other types of investments.

Market Risk. Market risk is the risk that the value of the securities in the Long Credit Fund’s portfolio may decline due to daily fluctuations in the securities markets that are generally beyond the Adviser’s control, including fluctuation in interest rates, the quality of the Long Credit Fund’s investments, economic conditions and general bond market conditions. Also, turbulence in financial markets, and reduced liquidity in equity, credit and fixed income markets may negatively affect many issuers domestically and/or worldwide, which could have an adverse impact on the Long Credit Fund. During periods of market volatility, security prices (including securities held by the Long Credit Fund) could change drastically and rapidity and therefore adversely affect the Long Credit Fund.

Maturity Risk. Maturity risk is another factor that can affect the value of the Long Credit Fund’s debt security holdings. In general, but not in all cases, the longer the maturity of a debt security, the higher its yield and the greater its price sensitivity to changes in interest rates. Conversely, the shorter the maturity, the lower the yield but the greater the price stability. The Long Credit Fund will be subject to greater maturity risk to the extent it is invested in debt securities with longer maturities.

Portfolio Turnover Risk. As a result of its trading strategy, the Long Credit Fund may sell portfolio securities without regard to the length of time they have been held and will likely have a higher portfolio turnover rate than other mutual funds. Since portfolio turnover may involve paying brokerage commissions and other transaction costs, higher turnover generally results in additional expenses. High rates of portfolio turnover may lower the performance of the Long Credit Fund due to these increased costs and may also result in the realization of net short-term capital gains. If the Long Credit Fund realizes capital gains when portfolio investments are sold, the Long Credit Fund must generally distribute those gains to shareholders, increasing the Long Credit Fund’s taxable distributions. High rates of portfolio turnover in a given year would likely result in short-term capital gains that are taxed to shareholders at ordinary income tax rates. As a result of its trading strategies, the Long Credit Fund expects to engage in frequent portfolio transactions that will likely result in higher portfolio turnover than other mutual funds.

Prepayment and Extension Risk. Prepayment risk is the risk that a loan, bond or other debt security or investment might be called or otherwise converted, prepaid or redeemed before maturity and the Long Credit Fund may not be able to invest the proceeds in other investments providing as high a level of income, thereby resulting in a reduced yield to the Long Credit Fund. Extension risk is the risk that an investment might not be called as expected. If the Long Credit Fund’s investments are locked in at a lower interest rate for a longer period of time, the Adviser may be unable to capitalize on securities with higher interest rates or wider spreads.

Redemption Risk. Redemption risk is the risk that the Long Credit Bond Fund could experience a loss if it needs to sell portfolio securities to meet redemption requests in volatile market conditions or from large shareholders.

Rule 144A Securities Risk. The Long Credit Fund may invest in privately placed “Rule 144A” securities that may be determined to be liquid in accordance with procedures adopted by the Board. However, an insufficient number of qualified institutional buyers interested in purchasing Rule 144A securities at a particular time could adversely affect the marketability of the securities and the Long Credit Fund might be unable to dispose of the securities promptly or at reasonable prices.

Small- and Mid-Capitalization Risk. Investments in small-capitalization and mid-capitalization companies often involve higher risks than large-capitalization companies because these companies may lack the management experience, financial resources, product diversification and competitive strengths of larger companies. Small-capitalization and mid-capitalization companies also may not be widely followed by investors, which can lower the demand for their securities.

U.S. Government Obligations Risk. Securities issued by the U.S. Government or its agencies are subject to risks related to the creditworthiness of the U.S. Government. In addition, such securities may be not be backed by the “full faith and credit” of the U.S. Government, but rather by a right to borrow from the U.S. Government or the creditworthiness of the issuer itself. The value of any such securities may fluctuate with changes in credit ratings and market perceptions of the U.S. Government and the issuers of the securities, as well as interest rates and other risks applicable to fixed income securities generally.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund investment, there is a risk that you could lose money by investing in the Long Credit Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE SUMMARY
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table shown below provide some indication of the risks of investing in the Long Credit Fund by showing changes in the Long Credit Fund’s performance from year to year and by showing how the Long Credit Fund’s average annual total returns for one year and since inception compared with those of a broad-based securities market index. How the Long Credit Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Long Credit Fund will perform in the future. Updated performance information, current through the most recent month end, is available by calling 1-866-561-3087 or by visiting www.ryanlabsfunds.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table shown below provide some indication of the risks of investing in the Long Credit Fund by showing changes in the Long Credit Fund's performance from year to year and by showing how the Long Credit Fund's average annual total returns for one year and since inception compared with those of a broad-based securities market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-866-561-3087
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.ryanlabsfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	How the Long Credit Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Long Credit Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Returns*
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

*The Long Credit Fund’s year-to-date return through December 31, 2019 was 23.57%.

Quarterly Returns During This Time Period

Highest:	7.99% (quarter ended March 31, 2019)
Lowest:	(5.88%) (quarter ended December 31, 2016)

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for Periods Ended December 31, 2019
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as a 401(k) plan or an individual retirement account (IRA).
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss on the sale of Fund shares.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as a 401(k) plan or an individual retirement account (IRA). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss on the sale of Fund shares.

Ryan Labs Long Credit Fund | Ryan Labs Long Credit Fund Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	RLLCX
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Contingent Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFee	none
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.29%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.79%
Less Management Fee Reductions and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.29%)	[2]
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.50%
One Year	rr_ExpenseExampleYear01	$ 51
Three Years	rr_ExpenseExampleYear03	223
Five Years	rr_ExpenseExampleYear05	410
Ten Years	rr_ExpenseExampleYear10	$ 951
Annual Return 2016	rr_AnnualReturn2016	9.88%
Annual Return 2017	rr_AnnualReturn2017	11.61%
Annual Return 2018	rr_AnnualReturn2018	(7.26%)
Annual Return 2019	rr_AnnualReturn2019	23.57%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Dec. 31, 2019
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	23.57%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2019
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	7.99%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2016
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(5.88%)
1 Year	rr_AverageAnnualReturnYear01	23.57%
Since Inception	rr_AverageAnnualReturnSinceInception	8.38%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 13, 2015
Ryan Labs Long Credit Fund | After Taxes on Distributions | Ryan Labs Long Credit Fund Shares
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	20.28%
Since Inception	rr_AverageAnnualReturnSinceInception	5.80%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 13, 2015
Ryan Labs Long Credit Fund | After Taxes on Distributions and Sales | Ryan Labs Long Credit Fund Shares
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	13.88%
Since Inception	rr_AverageAnnualReturnSinceInception	5.29%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 13, 2015
Ryan Labs Long Credit Fund | Bloomberg Barclays U.S. Long Credit Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	23.36%
Since Inception	rr_AverageAnnualReturnSinceInception	8.86%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 13, 2015

[1]	Sun Life Capital Management (U.S.), LLC (d/b/a SLC Management) (the "Adviser" or "SLC Management") has contractually agreed, until March 31, 2021, to reduce Management Fees and reimburse Other Expenses to the extent necessary to limit Total Annual Fund Operating Expenses (exclusive of brokerage costs; taxes; interest; borrowing costs such as interest and dividend expenses on securities sold short; costs to organize the Core Bond Fund; Acquired Fund fees and expenses; and extraordinary expenses such as litigation and merger or reorganization costs; and other expenses not incurred in the ordinary course of the Core Bond Fund's business) to an amount not exceeding 0.40% of the Core Bond Fund's average daily net assets. Management Fee reductions and expense reimbursements by the Adviser are subject to repayment by the Core Bond Fund for a period of 3 years after the date that such fees and expenses were incurred, provided that the repayments do not cause Total Annual Fund Operating Expenses (exclusive of such reductions and reimbursements) to exceed (i) the expense limitation then in effect, if any, and (ii) the expense limitation in effect at the time the expenses to be repaid were incurred. Prior to March 31, 2021, this agreement may not be modified or terminated without the approval of the Core Bond Fund's Board of Trustees (the "Board") of Ultimus Managers Trust (the "Trust"). This agreement will terminate automatically as to the Core Bond Fund if the Core Bond Fund's investment advisory agreement (the "Core Bond Fund's Advisory Agreement") with the Adviser is terminated.
[2]	Sun Life Capital Management (U.S.), LLC (d/b/a SLC Management) (the "Adviser" or "SLC Management") has contractually agreed, until March 31, 2021, to reduce Management Fees and reimburse Other Expenses to the extent necessary to limit Total Annual Fund Operating Expenses (exclusive of brokerage costs; taxes; interest; borrowing costs such as interest and dividend expenses on securities sold short; costs to organize the Long Credit Fund; Acquired Fund fees and expenses; extraordinary expenses such as litigation and merger or reorganization costs; and other expenses not incurred in the ordinary course of the Long Credit Fund's business) to an amount not exceeding 0.50% of the Long Credit Fund's average daily net assets. Management Fee reductions and expense reimbursements by the Adviser are subject to repayment by the Long Credit Fund for a period of 3 years after the date that such fees and expenses were incurred, provided that the repayments do not cause Total Annual Fund Operating Expenses (exclusive of such reductions and reimbursements) to exceed (i) the expense limitation then in effect, if any, and (ii) the expense limitation in effect at the time the expenses to be repaid were incurred. Prior to March 31, 2021, this agreement may be modified or terminated only with the approval of the Board of Trustees (the "Board") of Ultimus Managers Trust. This agreement will terminate automatically as to the Long Credit Fund if the Long Credit Fund's investment advisory agreement (the "Long Credit Fund's Advisory Agreement") with the Adviser is terminated.